FAIR VALUE MEASURES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
As of December 31, 2025 and 2024, the Plan’s investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements as of December 31, 2025 Using Fair Value Hierarchy
Investments	Total Fair Value	Level 1	Level 2	Level 3
Registered investment companies	$102,134,093	$102,134,093	$—	$—
Quaker Chemical Corporation Stock Fund	10,809,221	10,809,221	—	—
Participant-directed brokerage accounts	4,018,114	4,018,114	—	—
Total investments in fair value hierarchy	116,961,428	116,961,428	—	—
Common/collective trusts measured at NAV *	153,872,816	—	—	—
Total investments	$270,834,244	$116,961,428	$—	$—

		Fair Value Measurements as of December 31, 2024 Using Fair Value Hierarchy
Investments	Total Fair Value	Level 1	Level 2	Level 3
Registered investment companies	$100,937,964	$100,937,964	$—	$—
Quaker Chemical Corporation Stock Fund	12,445,378	12,445,378	—	—
Participant-directed brokerage accounts	3,758,858	3,758,858	—	—
Total investments in fair value hierarchy	117,142,200	117,142,200	—	—
Common/collective trusts measured at NAV *	143,506,356	—	—	—
Total investments	$260,648,556	$117,142,200	$—	$—
* Certain investments that are measured at fair value using the NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchies to the line items presented in the Statements of Net Assets Available for Benefits.

As of December 31, 2025 and 2024, the Plan’s investments that are measured at fair value using the NAV per share were as follows:

	December 31, 2025
Common/Collective Trusts	Total Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Equity Fund	$3,654,826	$—	Daily	N/A
Stable Value Funds	13,306,856	—	Daily	N/A
Target-Date Funds	136,911,134	—	Daily	N/A
Total investments	$153,872,816

	December 31, 2024
Common/Collective Trusts	Total Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Equity Fund	$4,310,434	$—	Daily	N/A
Stable Value Funds	17,807,576	—	Daily	N/A
Target-Date Funds	121,388,346	—	Daily	N/A
Total investments	143,506,356